Share-Based Compensation - Schedule of Stock Options Valuation Assumptions (Detail) - Stock Options	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Weighted average expected term	5 years	5 years	5 years
Risk-free interest rate	1.26%	1.41%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.00%	50.00%	60.60%